                                                                               .
                                                                               .
                                                                               .

                                                  (RIVERSOURCE INVESTMENTS LOGO)

 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT MARCH 10,
                                      2008

RiverSource Variable Portfolio -- Core Bond Fund -- Prospectus (5/01/07)                    S-6466-99 AA
RiverSource Variable Portfolio -- Core Bond Fund -- Prospectus (12/17/07)                   S-6466-99 AA
RiverSource Variable Portfolio -- Core Bond Fund -- SAI (12/17/07 revised 2/01/08)          S-6466-20 AF

On March 10, 2008, RiverSource Variable Portfolio -- Core Bond Fund was merged into RiverSource Variable Portfolio -- Diversified Bond Fund.